SHARE BASED PAYMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SHARE BASED PAYMENTS
Share based payments expense	$ 509	$ 1,868	$ 2,748